Lease Commitments (Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease right of use assets	$ 515,620	$ 527,075
Current portion of operating lease liabilities	98,464	84,912
Non-current portion of operating lease liabilities	476,737	454,057
Total operating lease liabilities	$ 575,201	$ 538,969
Weighted average remaining lease term (years)	4 years 7 months 9 days	4 years 7 months 17 days
Weighted average discount rate	4.31%	4.12%